Interest expense and finance costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Interest expense and finance costs
Interest incurred - debt	$ 5,105	$ 4,140	$ 8,033
Interest incurred - finance leases		1,500	3,718
Amortization of deferred finance fees	1,007	1,138	1,237
Interest rate swaps			(1,580)
Interest expense and finance costs	6,112	6,778	$ 11,408
Loss on extinguishment of debt	469
Gain on extinguishment of finance leases		(1,432)
(Gain) loss on extinguishment of liabilities	$ 469	$ (1,432)